Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (12,669)	$ (283,276)
Adjustments for:
Depreciation expense and amortization expenses	6,747	15,394
Changes in:
Accounts receivable	(111,591)	(134,111)
Other receivables	(35,080)	(91,969)
Prepaid expenses and other current assets	(53,787)	1,012
Other payables and accruals	249,088	161,725
Deferred revenue	167,218	203,060
Net cash provided by(used in) operating activities	209,926	(128,165)
Cash flows from investing activities:
Additions to leasehold improvements and equipment	(8,688)	(3,369)
Net cash used in investing activities	(8,688)	(3,369)
Cash flows from financing activities:
Proceeds from short-term borrowings	2,818
Proceeds from advances from related parties	253,992	43,488
Repayment of advances from related parties	(246,523)
Net cash provided by financing activities	10,287	43,488
Effect of exchange rate changes on cash and cash equivalents	2,425	(12,063)
Net increase(decrease) in cash and cash equivalents	213,950	(100,109)
Cash and cash equivalents at the beginning of period	84,487	184,596
Cash and cash equivalents at the end of period	298,437	84,487
Supplemental disclosure of non-cash investing and financing activities:
Income tax paid	18,867	2,304
Right-of-use assets obtained in exchange for operating lease obligations	$ 1,081,423	$ 554,643